Operating Lease Liabilities - Additional Information (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2020	Dec. 31, 2019
Operating Lease Weighted Average Discount Rate			5.56%
Remaing Lease Period		5 years 7 months 6 days	6 years 6 months
Operating lease rental costs	$ 1,300
Operating lease liabilities		$ 6,508	$ 7,507
Operating lease right of use asset		$ 5,701	$ 6,781
Cumulative-Effect Adjustment, Consolidation of Variable Interest Entity [Member]
Cumulative effect adjustment to the consolidated statements	$ 100